Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,304,000
Previously Paid Amount	0.00
Total Fee Amount	287.45
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 287.45
Narrative - Max Aggregate Offering Price	$ 3,304,000.00
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true